                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Breeden
Title: Chairman
Phone: (203) 618-0065

Signature, Place, and Date of Signing:

/s/ Richard C. Breeden        Greenwich, CT           February 13, 2008
------------------------  ------------------------  -----------------------
     [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           8
Form 13F Information Table Value Total: $   813,771
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                      FOR QUARTER ENDED DECEMBER 31, 2007

                          Title                                                           Voting Authority
                           Of               Value    Shrs Or  Sh/ Put/ Investment Other ---------------------
Name Of Issuer            Class   Cusip   (x $1000)  Prn Amt  Prn Call Discretion Mgrs    Sole    Shared None
--------------            ----- --------- --------- --------- --- ---- ---------- ----- --------- ------ ----
ACCO BRANDS CORP          COM   00081T108 $ 76,013  4,739,001 SH          SOLE          4,739,001
ALEXANDER & BALDWIN INC   COM   014482103 $ 82,536  1,597,672 SH          SOLE          1,597,672
H&R BLOCK INC             COM   093671105 $111,420  6,000,000 SH          SOLE          6,000,000
HELMERICH & PAYNE INC     COM   423452101 $ 56,314  1,405,400 SH          SOLE          1,405,400
HILLENBRAND INDUSTRIES    COM   431573104 $142,202  2,551,618 SH          SOLE          2,551,618
SPDR TR                   UNIT  78462F103 $161,562  1,105,000 SH          SOLE          1,105,000
                          SER 1
STERIS CORP               COM   859152100 $ 75,618  2,621,973 SH          SOLE          2,621,973
ZALE CORP NEW             COM   988858106 $108,106  6,731,390 SH          SOLE          6,731,390